UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN DIVERSIFIED YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Diversified Yield Fund

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 32.4%
Industrial - 14.8%
Basic - 2.2%
ABN Amro Bank NV
2.386%, 3/09/15 (a)	US$	450	$346,582
ArcelorMittal
6.125%, 6/01/18		225	176,042
PPG Industries, Inc.
5.75%, 3/15/13		220	222,711
United States Steel Corp.
6.65%, 6/01/37		508	319,625
Weyerhaeuser Co.
7.375%, 3/15/32		469	328,206

			1,393,166

Capital Goods - 0.3%
Tyco International Finance SA
8.50%, 1/15/19		150	159,250

Communications - Media - 0.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)		225	190,971
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	212,739
RR Donnelley & Sons Co.
3.75%, 4/01/09		111	109,990

			513,700

Communications - Telecommunications - 4.6%
AT&T, Inc.
5.60%, 5/15/18		455	454,175
Embarq Corp.
7.082%, 6/01/16		466	414,740
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		180	212,214
Qwest Corp.
8.875%, 3/15/12		442	439,790
Telecom Italia Spa
3.869%, 6/07/10 (a)	EUR	200	241,751
US Cellular Corp.
6.70%, 12/15/33	US$	445	330,872

Verizon Communications, Inc.
5.25%, 4/15/13		220	224,025
Vodafone Group PLC
2.336%, 6/15/11 (a)		435	384,494
3.092%, 1/13/12 (a)	EUR	150	175,408

			2,877,469

Consumer Cyclical - Other - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	US$	316	252,800

Consumer Non-Cyclical - 2.0%
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	116,808
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)		415	385,880
Kraft Foods, Inc.
6.125%, 8/23/18		210	214,316
Reynolds American, Inc.
7.625%, 6/01/16		428	373,440
Wyeth
5.50%, 2/01/14		160	166,861

			1,257,305

Energy - 2.0%
Anadarko Petroleum Corp.
2.396%, 9/15/09 (a)		435	427,298
Gaz Capital SA
6.212%, 11/22/16 (b)		516	381,840
Valero Energy Corp.
6.875%, 4/15/12		215	216,878
Weatherford International Ltd.
5.15%, 3/15/13		225	207,229

			1,233,245

Technology - 2.2%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13		458	486,421
IBM International Group Capital LLC
1.524%, 7/29/09 (a)		445	444,123
Motorola, Inc.
7.50%, 5/15/25		446	250,349
Oracle Corp.
4.95%, 4/15/13		217	229,086

			1,409,979

Transportation - Railroads - 0.3%
Canadian Pacific Railway Co.
5.75%, 5/15/13		185	173,101

			9,270,015

Financial Institutions - 14.8%
Banking - 10.5%
American Express Credit Corp.
0.509%, 2/24/12 (a)		435	363,236
Anglo Irish Bank Corp.
3.469%, 6/25/14 (a)	EUR	600	491,938
ANZ Capital Trust III
3.989%, 12/15/53 (a)		600	307,296
Barclays Bank PLC
Series 3
2.888%, 4/30/09 (a)	GBP	500	432,557
Bear Stearns Cos Inc.
2.371%, 11/28/11 (a)	US$	440	408,140
Capital One Financial
2.469%, 9/10/09 (a)		435	416,649
Citigroup, Inc.
5.50%, 4/11/13		460	420,796
Credit Suisse USA, Inc.
4.70%, 6/01/09		440	442,328
Deutsche Bank AG/London
4.875%, 5/20/13		181	176,939
Goldman Sachs Group, Inc.
1.821%, 10/07/11 (a)		435	377,336
Merrill Lynch & Co Inc.
2.431%, 6/05/12 (a)		440	378,747
Morgan Stanley
1.648%, 1/09/12 (a)		440	364,794
Nordea Bank Finland NY
Series YCD
0.394%, 4/09/09 (a)		450	449,893
Skandinaviska Enskilda
3.109%, 10/06/14 (a)	EUR	600	688,003
Wachovia Corp.
Series MTN
5.50%, 5/01/13	US$	465	479,258
Wells Fargo & Co.
1.249%, 1/24/12 (a)		435	399,785

			6,597,695

Finance - 2.0%
General Electric Capital Corp.
4.80%, 5/01/13		225	219,428
HSBC Finance Corp.
2.179%, 3/12/10 (a)		435	411,377
International Lease Finance Co.
1.414%, 7/15/11 (a)		435	335,125
1.61%, 7/13/12 (a)		435	306,275

			1,272,205

Insurance - 2.3%
Aetna, Inc.
6.75%, 12/15/37		507	452,718

Genworth Financial, Inc.
1.60%, 6/20/11 (c)	JPY	22,000	101,503
4.75%, 6/15/09	US$	255	252,526
Series MTN
6.515%, 5/22/18		230	89,069
UnitedHealth Group, Inc.
5.25%, 3/15/11		220	220,630
XL Capital Ltd.
5.25%, 9/15/14		476	301,526

			1,417,972

			9,287,872

Utility - 2.8%
Electric - 1.6%
FirstEnergy Corp.
Series B
6.45%, 11/15/11		215	214,413
MidAmerican Energy Holdings Co.
5.875%, 10/01/12		215	221,840
Nisource Finance Corp.
6.15%, 3/01/13		455	373,516
Progress Energy, Inc.
7.10%, 3/01/11		210	216,475

			1,026,244

Natural Gas - 0.6%
Energy Transfer Partners LP
6.125%, 2/15/17		225	196,239
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14		225	209,647

			405,886

Other Utility - 0.6%
Veolia Environnement
5.25%, 6/03/13		385	359,344

			1,791,474

Total Corporates - Investment Grades (cost $24,262,275)			20,349,361

MORTGAGE PASS-THRU’S - 18.0%
Agency Fixed Rate 30-Year - 15.0%
Federal Gold Loan Mortgage Corp.
Series 2007
6.50%, 12/01/33		1,631	1,712,016
7.00%, 2/01/37		1,125	1,177,207
Federal Home Loan Mortgage Corporation
Series 2008
6.50%, 7/01/34		965	1,013,970

Federal National Mortgage Association
Series 2002
6.50%, 8/01/32	2,181	2,289,520
Series 2008
6.50%, 12/01/28 - 10/01/35	3,051	3,203,655

		9,396,368

Agency ARMS - 3.0%
Federal Home Loan Mortgage Corp.
Series 2006
6.187%, 12/01/36 (a)	445	460,559
Series 2007
5.906%, 4/01/37 (a)	782	803,460
Federal National Mortgage Association
Series 2006
5.842%, 11/01/36 (a)	622	644,464

		1,908,483

Total Mortgage Pass-Thru’s (cost $11,126,391)		11,304,851

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.3%
Non-Agency Fixed Rate CMBS - 10.0%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	490	325,906
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11, Class A2
5.408%, 3/11/39	450	399,219
Series 2006-T24, Class A4
5.537%, 10/12/41	375	281,551
Series 2007-PW18, Class A4
5.70%, 6/11/50	495	363,767
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.816%, 12/10/49	200	121,790
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	450	335,778
Series 2006-C5, Class A3
5.311%, 12/15/39	255	167,025
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36	250	219,704
Series 2005-C5, Class A3
5.10%, 8/15/38	450	379,604
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39	225	153,521

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		325	224,867
Series 2006-CB17, Class A4
5.429%, 12/12/43		450	302,625
Series 2007-C1, Class A4
5.716%, 2/15/51		325	169,381
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		500	369,964
Series 2006-C6, Class A4
5.372%, 9/15/39		530	371,294
Series 2007-C1, Class A4
5.424%, 2/15/40		600	402,679
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		390	282,246
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.989%, 8/13/42		325	269,500
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		450	331,841
Series 2007-C31, Class A4
5.509%, 4/15/47		450	268,372
Series 2007-C32, Class A2
5.736%, 6/15/49		450	325,213
Series 2007-C32, Class A3
5.741%, 6/15/49		375	199,925

			6,265,772

Non-Agency Floating Rate CMBS - 0.3%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.803%, 10/15/21 (a)(b)		190	99,747
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.87%, 3/06/20 (a)(b)		105	67,999

			167,746

Total Commercial Mortgage-Backed Securities (cost $8,823,072)			6,433,518

GOVERNMENTS - TREASURIES - 10.1%
Treasuries - 10.1%
United Kingdom - 10.1%
United Kingdom Gilt 4.50%, 3/07/13 (cost $6,353,436)	GBP	4,059	6,345,202

BANK LOANS - 9.2%
Industrial - 6.9%
Capital Goods - 0.1%
United Subcontractor
6.43%-6.80%, 12/27/12 (a)	US$	683	68,253

Communications-Telecommunications - 2.2%
Dex Media East LLC
3.18%-4.17%, 10/24/14 (a)		499	221,111
Level 3 Financing, Inc.
2.62%-3.51%, 3/13/14 (a)		500	363,335
Sorenson Communications, Inc.
2.91%, 8/16/13 (a)		430	371,422
Telesat Canada
3.91%-5.2%, 10/31/14 (a)		456	365,795
4.46%, 10/31/14 (a)		39	31,417

			1,353,080

Consumer Cyclical-Automotive - 0.3%
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (a)		289	173,766

Consumer Cyclical-Other - 1.8%
Hanesbrands, Inc.
2.91%-4.0%, 9/05/13 (a)		328	298,390
Harrah’s Operating Co., Inc.
4.16%-4.46%, 1/28/15 (a)		993	615,013
Metro-Goldwyn Mayer
3.66%-4.71%, 4/09/12 (a)		486	216,381

			1,129,784

Consumer Cyclical-Retailers - 0.5%
Michaels Stores, Inc.
2.69%-3.31%, 10/31/13 (a)		491	296,497

Consumer Non-Cyclical - 1.1%
Dean Foods Co.
1.91%-2.96%, 4/02/14 (a)		491	440,548
Mylan Laboratories, Inc.
3.69%-4.75%, 10/02/14 (a)		294	267,499

			708,047

Energy - 0.5%
Infrastrux Group, Inc.
4.16%, 11/03/12 (a)(e)		381	323,501

Technology - 0.4%
IPC Systems, Inc.
3.71%, 6/02/14 (a)		463	250,192

			4,303,120

Utility - 1.7%
Electric - 1.7%
FirstLight Power Resources, Inc.
5.97%, 5/01/14 (a)		1,000	480,000

Texas Competitive Electric Holdings Company LLC
3.91%, 10/10/14 (a)	494	342,075
3.91%-5.89%, 10/10/14 (a)	395	273,427

		1,095,502

Financial Institutions - 0.6%
Banking - 0.1%
North Las Vegas
6.41%, 5/09/11 (a)(e)	61	33,452
10.66%, 5/09/12 (a)(e)	501	50,122

		83,574

Finance - 0.5%
First Data Corp.
3.14%-3.16%, 9/24/14 (a)	494	309,828

		393,402

Total Bank Loans (cost $9,654,512)		5,792,024

CMOS - 4.8%
Agency Floating Rate - 2.4%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
0.733%, 7/15/23 (a)	894	884,629
Freddie Mac REMIC
Series 2005-3067, Class FA
0.683%, 11/15/35 (a)	660	635,070

		1,519,699

Non-Agency ARMS - 1.4%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.059%, 5/25/36 (d)	306	152,841
Series 2007-1, Class 21A1
5.696%, 1/25/47 (d)	446	224,937
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
3.94%, 6/25/46 (d)	387	165,519
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.10%, 6/26/35 (b)	134	122,804
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.148%, 12/25/35 (d)	223	182,949

		849,050

Non-Agency Floating Rate - 1.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.053%, 12/25/35 (a)	166	76,232
Series 2007-OA3, Class M1
0.699%, 4/25/47 (a)	120	4,373

Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
4.053%, 3/25/36 (a)		485	204,106
Lehman XS Trust
Series 2007-2N, Class M1
0.729%, 2/25/37 (a)		395	12,181
Series 2007-4N, Class M1
0.839%, 3/25/47 (a)		400	13,133
Residential Accredit Loans, Inc.
Series 2006-QO7, Class M1
0.799%, 9/25/46 (a)		325	6,195
Wamu Mortgage Pass Through Certificates
Series 2006-AR17, Class B1
0.779%, 12/25/46 (a)		299	11,701
Series 2007-OA5, Class 1A
2.803%, 6/25/47 (a)		580	259,101
Washington Mutual Mortgage Pass Through
Series 2005-AR13, Class B1
0.989%, 10/25/45 (a)(f)		187	25,956

			612,978

Total CMOs (cost $6,019,077)			2,981,727

CORPORATES - NON-INVESTMENT GRADES - 2.1%
Industrial - 1.2%
Basic - 0.2%
Abitibi-Consolidated Co. of Canada
6.00%, 6/20/13 (c)		275	38,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)		100	60,000

			98,500

Capital Goods - 0.2%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (b)	EUR	112	103,251

Communications - Media - 0.0%
ION Media Networks, Inc.
Series A
11.00%, 7/31/13 (c)	US$	6	41

Communications - Telecommunications - 0.5%
Sprint Capital Corp.
6.875%, 11/15/28		523	296,802

Consumer Cyclical - Other - 0.0%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15		83	12,450
5.75%, 10/01/17		95	14,488
6.50%, 6/01/16		52	7,800

			34,738

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17		33	22,545

Consumer Non-Cyclical - 0.3%
Aramark Services Inc.
6.69%, 2/01/15 (a)		200	162,000
HCA, Inc.
7.58%, 9/15/25 (c)		65	28,430

			190,430

			746,307

Utility - 0.5%
Electric - 0.5%
Edison Mission Energy
7.00%, 5/15/17		115	106,950
NRG Energy, Inc.
7.25%, 2/01/14		185	176,675

			283,625

Financial Institutions - 0.4%
Banking - 0.1%
National Westminster Bank PLC
6.625%, 10/05/09 (d)	EUR	200	89,628

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10 (a)(g)	US$	435	57,638
Zero Coupon, 1/12/12 (a)(g)		440	58,300

			115,938

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		105	51,883

			257,449

Total Corporates - Non-Investment Grades (cost $3,068,575)			1,287,381

ASSET-BACKED SECURITIES - 1.6%
Home Equity Loans - Floating Rate - 1.5%
Bear Stearns Asset Backed Securities, Inc.
Series 2007-HE3, Class M1
0.839%, 4/25/37 (a)		175	5,197
HFC Home Equity Loan Asset Backed Certificates
Series 2006-1, Class M1
0.639%, 1/20/36 (a)		228	125,647
Series 2007-2, Class M1
0.669%, 7/20/36 (a)		415	106,516
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV2
0.549%, 4/25/37 (a)		255	93,500

Lehman XS Trust
Series 2006-18N, Class M2
0.799%, 12/25/36 (a)	415	12,271
Master Asset Backed Securities Trust
Series 2006-NC3, Class M1
0.619%, 10/25/36 (a)	200	5,820
Morgan Stanley Structured Trust
Series 2007-1, Class A2
0.579%, 6/25/37 (a)	430	147,275
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.519%, 4/25/37 (a)	312	202,954
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.749%, 3/25/37 (a)	135	4,050
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.689%, 4/25/34 (a)	504	243,617

		946,847

Home Equity Loans - Fixed Rate - 0.1%
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	219	45,225
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (f)(h)	3	239

		45,464

Other ABS - Floating Rate - 0.0%
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.866%, 12/10/46 (a)(f)(h)	350	3,500

Total Asset-Backed Securities (cost $3,657,702)		995,811

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
9.125%, 7/02/18 (b)	200	144,000

Russia - 1.0%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (b)	920	616,400

Total Quasi-Sovereigns (cost $1,125,809)		760,400

GOVERNMENTS - SOVEREIGN BONDS - 1.1%
Brazil - 0.6%
Republic of Brazil
8.25%, 1/20/34		330	370,425

Peru - 0.5%
Republic of Peru
8.375%, 5/03/16		65	71,663
9.875%, 2/06/15		230	269,675

			341,338

Total Governments - Sovereign Bonds (cost $653,678)			711,763

EMERGING MARKETS - SOVEREIGNS - 0.5%
Non Corporate Sectors - 0.5%
Sovereign - 0.5%
Indonesia - 0.5%
Indonesia Rupiah Credit Linked Note
12.90%, 6/17/22 (cost $391,315)	IDR	3,656,000	333,680

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transp Auth MBIA
6.60%, 10/01/29 (cost $116,246)	US$	100	90,415

SHORT-TERM INVESTMENTS - 2.8%
Agency Discount Notes - 2.1%
Freddie Mac Discount Notes
Zero Coupon, 4/06/09		1,300	1,299,476

Financial Institutions - 0.7%
Unicredito Italiano
Series YCD
0.933%, 5/15/09 (a)		445	444,696

Total Short-Term Investments (cost $1,744,238)			1,744,172

Total Investments - 94.2% (cost $76,996,326) (i)			59,130,305
Other assets less liabilities - 5.8%			3,654,047

Net Assets - 100.0%			$62,784,352

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Long Gilt Future	1,000	March 2009	$171,397	$170,165	$(1,232)
Long Gilt Future	1,000	March 2009	171,426	170,165	(1,261)
Long Gilt Future	2,000	March 2009	342,881	340,330	(2,551)
Long Gilt Future	2,000	March 2009	342,967	340,330	(2,637)
Sold Contracts
Euro-Bobl Future	2,000	March 2009	295,312	296,016	(704)
Euro-Bobl Future	1,000	March 2009	146,401	148,008	(1,607)
Euro-Bobl Future	3,000	March 2009	439,222	444,023	(4,801)
Euro-Bobl Future	11,000	March 2009	1,610,621	1,628,086	(17,465)
Euro-Bobl Future	15,000	March 2009	2,196,590	2,220,117	(23,527)
Euro-Bobl Future	8,000	March 2009	1,171,566	1,184,063	(12,497)
Euro-Bund Future	4,000	March 2009	630,264	626,730	3,534
Euro-Bund Future	1,000	March 2009	157,579	156,683	896
US Treasury Bond Future	23,000	March 2009	2,865,836	2,914,172	(48,336)

					$(112,188)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 2/26/09	76	$110,750	$109,681	$(1,069)
British Pound settling 2/26/09	60	84,428	87,256	2,828

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Euro Dollar settling 2/02/09	98	$136,915	$125,390	$(11,525)
Euro Dollar settling 2/02/09	115	153,509	146,778	(6,731)
Euro Dollar settling 2/02/09	1,675	2,168,722	2,145,100	(23,622)
Japanese Yen settling 2/04/09	537,712	5,771,115	5,985,653	214,538
Japanese Yen settling 2/04/09	152,765	1,651,781	1,700,535	48,754
Sale Contracts:
British Pound settling 2/26/09	4,582	7,009,113	6,637,178	371,935
British Pound settling 2/26/09	97	143,375	140,464	2,911
British Pound settling 2/26/09	68	98,010	97,939	71
Euro Dollar settling 2/02/09	1,888	2,448,805	2,417,268	31,537
Euro Dollar settling 3/02/09	1,675	2,167,382	2,144,269	23,113
Japanese Yen settling 2/04/09	633,898	6,779,794	7,056,364	(276,570)
Japanese Yen settling 2/04/09	58,506	629,572	651,273	(21,701)
Japanese Yen settling 2/04/09	7,431	84,541	82,720	1,821

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2009.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate market value of these securities amounted to $2,224,775 or 3.5% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $168,473.
(d)	Variable rate coupon, rate shown as of January 31, 2009.
(e)	Pay-In-Kind Payments (PIK).
(f)	Illiquid security, valued at fair value.
(g)	Security is in default and is non-income producing.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.0% of net assets as of January 31, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Topanga CDO Ltd.
Series 2006-2A, Class A1
0.866%, 12/10/46	11/27/06	$350,000	$3,500	0.0%
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37	4/12/2007	75,000	239	0.0%

(i)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,996,326 and gross unrealized depreciation of investments was $(18,372,075), resulting in net unrealized depreciation of $(17,866,021).

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2009, the fund’s total exposure to subprime investments was 3.41%. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

EUR	- Euro Dollar
GBP	- Great British Pound
IDR	- Indonesian Rupiah
JPY	- Japanese Yen

Glossary:

MBIA	- Municipal Bond Investors Assurance

Country Breakdown*

January 31, 2009 (unaudited)

Summary

73.3%	United States
13.9%	United Kingdom
1.8%	Russia
1.2%	Sweden
1.0%	Ireland
0.8%	Finland
0.6%	Brazil
0.6%	France
0.6%	Netherlands
0.6%	Peru
0.6%	Indonesia
0.5%	Australia
0.4%	Italy
1.2%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of January 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Canada, Germany, Kazakhstan and Luxembourg.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		50,076,589			244,102
Level 3		9,053,716			– 0	–

Total		$59,130,305			$244,102

*	Other financial instruments are derivative instruments, such as futures and forward, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 10/31/2008	$19,912,959	$	– 0	–
Accrued discounts /premiums	933,567		– 0	–
Realized gain (loss)	(375,970)		– 0	–*
Change in unrealized appreciation/depreciation	(1,836,559)		– 0	–
Net purchases (sales)	(9,032,661)		– 0	–
Net transfers in and/or out of Level 3	(547,620)		– 0	–

Balance as of 1/31/2009	$9,053,716	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 1/31/2009	$(1,375,484)	$	– 0	–

*	The realized gain (loss) recognized during the period ended 1/31/09 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Diversified Yield Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009